RS China Fund
RS China Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 115 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 38 of the Fund’s statement of additional information.
Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees RS China Fund	Class A		Class C		Class K	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none	none
[1]	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Annual Fund Operating Expenses RS China Fund		Class A	Class C	Class K	Class Y
Management Fees		1.10%	1.10%	1.10%	1.10%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.70%	0.72%	0.71%	0.63%
Total Annual Fund Operating Expenses	[1]	2.05%	2.82%	2.46%	1.73%
Fee Waiver/Expense Reimbursement	[1]	(0.30%)	(0.32%)	(0.32%)	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.75%	2.50%	2.14%	1.42%
[1]	RS Investments has contractually agreed to pay or reimburse the Fund's expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses), to the extent necessary to limit Total Annual Fund Operating Expenses to 1.75% for Class A shares, 2.50% for Class C shares, 2.14% for Class K shares, and 1.42% for Class Y shares. This expense limitation will continue through April 30, 2015 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example RS China Fund (USD $)	Class A	Class C	Class K	Class Y
1 Year	644	353	217	145
3 Years	1,060	844	736	515
5 Years	1,500	1,461	1,282	910
10 Years	2,719	3,124	2,772	2,015

Assuming No Redemption
Expense Example, No Redemption RS China Fund (USD $)	Class A	Class C	Class K	Class Y
1 Year	644	253	217	145
3 Years	1,060	844	736	515
5 Years	1,500	1,461	1,282	910
10 Years	2,719	3,124	2,772	2,015

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 200% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of Chinese companies. The Fund currently defines a “Chinese company” as (i) a company that has securities that are traded primarily on any stock exchange in China or Hong Kong; (ii) a company that the Fund’s investment team considers to derive 50% or more of its revenues or profits from goods produced, services performed, or sales made in China or Hong Kong; (iii) a company that is organized under the laws of, or has its principal office in, China or Hong Kong; or (iv) a company that the Fund’s investment team determines has a majority of its physical assets located in China or Hong Kong. Because the Fund focuses its investments in Chinese companies, the values of its shares will be more greatly affected by economic, financial, political, and other factors affecting China or Hong Kong than mutual funds that invest more broadly. The Fund may invest in companies of any size.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The investment team monitors market and sovereign risk as part of the overall investment process.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.
  Equity Securities Risk
  The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.
  Foreign Securities Risk
  Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
  China Risk
  Investments in the China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, nationalization of assets, limits on repatriation, and the effects of governmental control of markets. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. A small number of companies and industries represent a relatively large portion of the Chinese market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects.
  Currency Risk
  Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.
  Emerging Market Risk
  Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.
  Focused Investment Risk
  Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.
  Small Companies Risk
  Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Liquidity Risk
  Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
  Cash Position Risk
  To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.
  Portfolio Turnover Risk
  Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
  Overweighting Risk
  Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.
  Underweighting Risk
  If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.
Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter First Quarter 2012 16.51% Worst Quarter Second Quarter 2012 -5.49%
Average Annual Total Returns (PERIODS ENDED 12/31/13)
Average Annual Total Returns RS China Fund	1Year	Since Inception	Inception Date
Class A Shares	9.87%	0.43%	May 16, 2011
Class A Shares Return After Taxes on Distributions	9.24%	(0.01%)	May 16, 2011
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	5.58%	0.13%	May 16, 2011
Class C Shares	13.51%	1.51%	May 16, 2011
Class K Shares	14.98%	1.92%	May 16, 2011
Class Y Shares	15.77%	2.67%	May 16, 2011
MSCI China Index (Gross) (reflects no deduction for fees, expenses or taxes)	3.96%	1.22%	May 16, 2011

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.